Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Short-term Investments

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Wealth management product	-	725,664,686	100,949,403